SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 17, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Uta	Sep. 30, 2011 Uta USD ($)	Sep. 01, 2011 Uta	Mar. 08, 2013 Subsequent Event	Mar. 17, 2013 Subsequent Event	Dec. 17, 2012 Subsequent Event USD ($)	Mar. 14, 2013 Subsequent Event	Mar. 17, 2013 Subsequent Event Enertec Electronic Ltd	Mar. 17, 2013 Micronet Limited Subsequent Event	Dec. 31, 2012 Micronet Limited Subsequent Event USD ($)	Dec. 31, 2012 Micronet Limited Subsequent Event ILS
Subsequent Event [Line Items]
Proceeds from equity financing application description		(x) the first $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and (y) 75% of the excess of such net proceeds over $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and the remaining 25% shall be applied (A) first to the repayment of the First Note and (B) second, to the extent any proceeds remain, to the repayment of the Second Note.
Repayment of long-term notes		$ (2,500)	$ (414)						$ 2,500
Consideration for the amendments and releases agreement	480
Dividend to shareholders													1,300	5,000
Dividends payable date to be paid													Feb. 06, 2013	Feb. 06, 2013
Equity method investment ownership percentage													48.06%	48.06%
Number of shares issued to UTA							726,746
Percentage for common stock outstanding										18.30%
Number of additional shares entitled to be purchased				300,000		476,113
Class of warrant or right aggregate exercise price					476
Class of warrant or right, exercise price of warrants or rights					1.00	1.00
Exercise price paid by reducing liability					$ 480
Share based compensation arrangement by share based payment award equity instruments other than options exercised				250,633
Share-based compensation arrangement by share-based payment award, shares issued in period								600,000
Percentage of oustanding ordinary shares of holder												3.00%
Share-based compensation arrangement by share-based payment award, options, exercisable, number										400,000
Percentage of oustanding ordinary shares on options exercisable												2.00%
Voting agreement period											90 days